CAPITAL STOCK	12 Months Ended
Dec. 31, 2024
CAPITAL STOCK
CAPITAL STOCK

17.  CAPITAL STOCK

(a)	Authorized capital stock

An unlimited number of common shares, without par value, voting and participating.

An unlimited number of preferred shares, Series B, Series C, Series D, Series E, Series F, and Series H, without par value, ranking prior to the common shares with regards to payment of dividends and repayment of capital, non-voting, non-participating, a fixed monthly non-cumulative dividend of 1%, retractable and redeemable.

An unlimited number of preferred shares, Series G, ranking prior to all other shares with regards to payment of dividends and repayment of capital, non-voting, non-participating carrying the rights and restrictions attached to the class as well as a fixed annual cumulative preferred dividend of 11.25%, retractable and redeemable.

(b)	Issued and outstanding capital stock

	Common shares
	Number	Amount
Balance as of December 31, 2022, 2023 and 2024	10,739,285	$312.9

In 2022, the Corporation issued 20,958 common shares with a value of $17.3 million as part of VMedia Inc. transfer from Quebecor Media (note 6).